Basis of Presentation - Summary of Principal Annual Rates (Detail)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Hotel property	Over the shorter of the useful life of 40 years and the remaining lease term
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Percentage on Property Plant And Equipment Owned Accumulated Depreciation	20.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage on Property Plant And Equipment Owned Accumulated Depreciation	33.33%